INCOME TAXES - Additional Information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Tax rate		27.00%	27.00%
Tax provisions related to pillar two income taxes		$ 0.0	$ 1.1
Current tax expense (income) and, additional income tax previously assessed	$ 73.2	73.2
Current tax expense (income) and additional income tax previously assessed, amount paid	54.5
Net income tax expense, indemnification asset		33.4
Nicaragua
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Settlement agreement, tax obligation payable	37.9	37.9
Settlement agreement, interest and penalties	10.5	10.5
Payments for income tax settlement	18.4
Newmont Corporation
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Estimated indemnity claim, additional tax previously assessed	39.8	39.8
Calibre Acquisition
Disclosure of Detailed Information about Non Capital Loss Applied to Reduce Future Taxable Income [Line Items]
Fair value of acquired tax obligation	$ 37.4	$ 37.4